Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total Senior secured notes	$ 5,298	$ 5,806	$ 6,708
Derivatives	0	122	0
Total Convertible note payable	4,784	904
Total debt current	10,082	9,928
Total debt long term	3,996	0
Total debt	14,078	9,928
June 2023 Notes [Member]
Debt Instrument [Line Items]
Derivatives	0	1,379
November 2023 Bridge Notes [Member]
Debt Instrument [Line Items]
Total Senior secured notes	0	1,717
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Total Senior secured notes	0	3,096
Principal Stockholder Promissory Notes[Member]
Debt Instrument [Line Items]
Derivatives	5,146	5,085
Other Related Party Promissory Notes [Member]
Debt Instrument [Line Items]
Derivatives	152	721
December 2023 Convertible Notes [Member]
Debt Instrument [Line Items]
Derivatives		122	$ 0
Total Convertible note payable	0	904
Other Related Party Convertible Notes [Member]
Debt Instrument [Line Items]
Total Convertible note payable	188	0
Other Convertible Notes [Member]
Debt Instrument [Line Items]
Total Convertible note payable	745	0
February 2024 convertible note [Member]
Debt Instrument [Line Items]
Total Convertible note payable	3,851	0
Term Loan [Member]
Debt Instrument [Line Items]
Total Loan Payable	3,996	0
Loans Payable [Member]
Debt Instrument [Line Items]
Derivatives	$ 5,298	$ 5,806